Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001452937
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 16, 2021
Prospectus Date	rr_ProspectusDate	Dec. 17, 2021
Capital Link Global Fintech Leaders ETF | Capital Link Global Fintech Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KOIN
Capital Link Global Green Energy Transport and Technology Leaders ETF | Capital Link Global Green Energy Transport and Technology Leaders ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EKAR